Related Party Transactions - Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Accounts receivable	¥ 58,507	¥ 53,143	[1]
Prepayments and other receivables	88,594	72,014	[1]
Other current assets	10,839	7,765
Other non-current assets	37,771	33,341
Accounts payable and accrued liabilities	297,828	343,819	[1]
Other non-current liabilities	16,005	12,562	[1]
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	10,939	10,219
Prepayments and other receivables	11,458	8,987
Other current assets	7,852	5,794
Other non-current assets	16,511	14,848
Accounts payable and accrued liabilities	64,473	66,001
Contract liabilities	568
Other non-current liabilities	¥ 2,296	¥ 3,053

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).